Leases (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) m²	Dec. 31, 2024 USD ($)	Apr. 15, 2024
Leases [Line Items]
Lease expiration date	Dec. 31, 2023
Lease monthly fee	$ 8,300
Lease extended			2 years
Operating lease right-of-use assets	$ 16,000	$ 112,000
Israel [Member]
Leases [Line Items]
Area of lease (in Square Meters) | m²	1,550